Receivables and Prepaid Expenses - Schedule of Receivables and Prepaid Expenses (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Receivables and Prepaid Expenses [Abstract]
Prepaid expenses		$ 517,442	$ 280,616
Advance to suppliers		72,082	48,179
Other receivables	[1]	94,131	18,371
Receivables and prepaid expenses		$ 683,655	$ 347,166

[1]	Other receivables Included in other receivables is $79,692 (December 31, 2023 – $18,371) of Harmonized Sales Tax (“HST”) refund receivable in Canada.